SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9

Grant date	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011	January 3, 2012	January 2, 2013	January 2, 2014

Options outstanding as of October 1, 2012	124,500	10,000	120,000	115,000	365,000	-
Number of options granted	-	-	-	-	-	360,000
Options exercised	(124,500)	(10,000)	-	-	-	-
Options expired		-	-		-	-

Options outstanding as of September 30, 2013	-	-	120,000	115,000	365,000	360,000
Number of options granted	-	-	-	-	-		350,000
Options cancelled/expired			-	-	-	-	-
Outstanding as of September 30, 2014	-	-	120,000	115,000	365,000	360,000	350,000

Options vested and exercisable
At September 30, 2013	-	-	120,000	115,000	365,000	360,000

At September 30, 2014	-	-	120,000	115,000	365,000	360,000	350,000

Weighted average fair value at the grant date (USD)	2.69	3.42	7.20	6.08	1.45	0.76	0.65

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche3*	Tranche4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9

Exercise price (USD)	5.30	6.64	12.23	10.84	2.55	1.44	1.27
Average risk-free interest rate	2.51%	3.73%	1.66%	1.03%	0.40%	0.37%	0.76%
Expected option life (year)	2.7	2.9	3	3	3	3	3
Volatility rate	78.17%	77.27%	92.81%	88.03%	90.30%	81.98%	79.20%
Dividend yield	-	-	-	-	-	-	-

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.